Financial Assets and Financial Liabilities_Sensitivity Analysis Of Changes In Unobservable Inputs Liablities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Recognition in profit or loss
Faverable changes		₩ 64,368	₩ 258,962
Unfaverable changes		(57,708)	(263,236)
Other comprehensive income
Faverable changes		0	0
Unfaverable changes		0	0
Financial instruments designated at fair value through profit or loss
Recognition in profit or loss
Faverable changes	[1]	49,730	146,135
Unfaverable changes	[1]	(44,136)	(157,361)
Other comprehensive income
Faverable changes	[1]	0	0
Unfaverable changes	[1]	₩ 0	₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Liabilities		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.	For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Derivatives held of trading
Recognition in profit or loss
Faverable changes	[2]	₩ 14,638	₩ 112,827
Unfaverable changes	[2]	(13,572)	(105,875)
Other comprehensive income
Faverable changes	[2]	0	0
Unfaverable changes	[2]	₩ 0	₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Liabilities		For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate increase or decrease by 10% and the loss given default ratio, discount rate increase or decrease by 1%	For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate increase or decrease by 10% and the loss given default ratio, discount rate increase or decrease by 1%

[1]	For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset by +/- 10%.
[2]	For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate by +/- 10% and the loss given default ratio, discount rate by +/- 1%.